Vanguard Long-Term Bond Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard Long-Term Bond Index Fund - Admiral Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	84
Expense Example, with Redemption, 10 Years	$ 127